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                            ATLANTIC WHITEHALL FUNDS

                     Atlantic Whitehall Mid-Cap Growth Fund
                 Atlantic Whitehall Multi-Cap Global Value Fund
               Atlantic Whitehall Short-Term Municipal Bond Fund

                          (Institutional Class Shares)

                      Supplement dated September 15, 2003
                     to Prospectus dated September 3, 2003

      This Supplement updates the information in, and should be read in conjunction with, the Prospectus of Atlantic Whitehall Funds Trust, dated September 3, 2003.

The following information replaces and supersedes, as applicable, the information set forth in the section entitled "Purchase of Fund Shares - How to Purchase Shares by Wire" in the prospectus for Atlantic Whitehall Funds dated September 3, 2003. Effective September 15, 2003, the following banking information will be required to effect purchases by wire:


                        PNC Bank
                        Pittsburgh, PA
                        ABA No: 031000053
                        Account Number: 8606905003
                        Attn: [Name of Fund]
                        Account Name
                        Account Number (as assigned)